Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
InfraCap Equity Income Fund ETF
Shareholder Report [Line Items]
Fund Name	InfraCap Equity Income Fund ETF
Class Name	InfraCap Equity Income Fund ETF
Trading Symbol	ICAP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the InfraCap Equity Income Fund ETF for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/ICAP. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/ICAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Equity Income Fund ETF	$183	3.42%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	3.42%
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/ICAP for more recent performance information.
Net Assets	$ 53,232,101
Holdings Count | $ / shares	168
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$53,232,101
Number of Holdings	168
Portfolio Turnover	81%
30-Day SEC Yield	9.73%
30-Day SEC Yield Unsubsidized	9.73%

Holdings [Text Block]

Industry Breakdown	(% of investments)
Oil, Gas & Consumable Fuels	16.0%
Capital Markets	11.0%
Banks	8.8%
Tobacco	8.2%
Office Real Estate Investment Trusts (REITs)	7.4%
Specialized Real Estate Investment Trusts (REITs)	6.0%
Retail Real Estate Investment Trusts	5.5%
Pharmaceuticals	5.1%
Electric Utilities	3.5%
All Other Industries	28.5%

Top 10 Issuers	(% of net assets)
Morgan Stanley	4.9%
Philip Morris International, Inc.	4.9%
Johnson & Johnson	4.2%
Citigroup, Inc.	4.1%
BXP, Inc.	3.6%
Bank of America Corp.	3.4%
Goldman Sachs Group, Inc.	3.4%
Chevron Corp.	3.3%
Dow, Inc.	3.2%
SLM Corp.	3.2%

Security Type	(% of net assets)
Common Stocks	96.6%
Preferred Stocks	21.7%
Convertible Preferred Stocks	4.7%
Short-Term Investments	0.4%
Written Options	-0.4%
Cash & Other	-23.0%

Updated Prospectus Web Address	https://infracapfund.com/ICAP
InfraCap Small Cap Income ETF
Shareholder Report [Line Items]
Fund Name	InfraCap Small Cap Income ETF
Class Name	InfraCap Small Cap Income ETF
Trading Symbol	SCAP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the InfraCap Small Cap Income ETF for the period of December 11, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/SCAP. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/SCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD[1]?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Small Cap Income ETF	$55	1.10%
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/SCAP for more recent performance information.
Net Assets	$ 4,015,787
Holdings Count | $ / shares	78
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$4,015,787
Number of Holdings	78
Portfolio Turnover	31%
30-Day SEC Yield	4.52%
30-Day SEC Yield Unsubsidized	4.52%

Holdings [Text Block]

Industry Breakdown	(% of investments)
Oil, Gas & Consumable Fuels	12.9%
Banks	12.8%
Capital Markets	8.9%
Hotels, Restaurants & Leisure	6.6%
Trading Companies & Distributors	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Mortgage Real Estate Investment Trusts (REITs)	4.0%
IT Services	3.8%
Consumer Finance	3.4%
All Other Industries	37.0%

Top 10 Issuers	(% of net assets)
iShares Russell 2000 ETF	19.7%
Chord Energy Corp.	3.0%
Jefferies Financial Group, Inc.	2.9%
GoDaddy, Inc.	2.9%
MKS Instruments, Inc.	2.7%
Apollo Global Management, Inc.	2.6%
Herc Holdings, Inc.	2.5%
Halozyme Therapeutics, Inc.	2.4%
Casey’s General Stores, Inc.	2.3%
East West Bancorp, Inc.	2.3%

Security Type	(% of net assets)
Common Stocks	74.5%
Exchange Traded Funds	19.7%
Preferred Stocks	13.6%
Convertible Preferred Stocks	5.5%
Short-Term Investments	0.9%
Written Options	-0.1%
Cash & Other	-14.1%

Updated Prospectus Web Address	https://infracapfund.com/SCAP

[1]
1	Inception date for the Fund was December 11, 2023.